Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000061366 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000061366 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000061366 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000061366 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
C000061366 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
C000061366 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000061366 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000061366 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000061366 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000061366 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000061366 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000061366 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000061367 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000061367 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000061367 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000061367 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[2]
C000061367 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[2]
C000061367 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000061367 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000061367 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000061367 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000061367 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000061367 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000061367 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000066034 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000066034 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000066034 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000066034 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[3]
C000066034 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[3]
C000066034 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000066034 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000066034 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000066034 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000066034 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000066034 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000066034 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000075799 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000075799 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[4]
C000075799 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000075799 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000075799 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000075799 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[4]
C000075799 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000075799 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[4]
C000075799 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000075799 [Member] | Banks Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000075799 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000075799 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000075799 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000075799 [Member] | Software Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000075799 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000075799 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000075799 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000075799 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000075799 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000075799 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000075793 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000075793 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[5]
C000075793 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000075793 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000075793 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000075793 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[5]
C000075793 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[5]
C000075793 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[5]
C000075793 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000075793 [Member] | Banks Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000075793 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000075793 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000075793 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000075793 [Member] | Software Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000075793 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000075793 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000075793 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000075793 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000075793 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5]
C000075793 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000075797 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000075797 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[6]
C000075797 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000075797 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000075797 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000075797 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[6]
C000075797 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[6]
C000075797 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[6]
C000075797 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000075797 [Member] | Banks Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000075797 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000075797 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000075797 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000075797 [Member] | Software Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000075797 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000075797 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000075797 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000075797 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[6]
C000075797 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[6]
C000075797 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000160541 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000160541 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[7]
C000160541 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000160541 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000160541 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000160541 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[7]
C000160541 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[7]
C000160541 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[7]
C000160541 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000160541 [Member] | Banks Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000160541 [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000160541 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000160541 [Member] | Software Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000160541 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000160541 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000160541 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000160541 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000160541 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000160541 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000160541 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[7]
C000086658 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000086658 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000086658 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000086658 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[8]
C000086658 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000086658 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000086658 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[8]
C000086658 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[8]
C000086659 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000086659 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000086659 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000086659 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[9]
C000086659 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000086659 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000086659 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[9]
C000086659 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[9]
C000086661 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000086661 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000086661 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000086661 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[10]
C000086661 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000086661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000086661 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[10]
C000086661 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[10]
C000235255 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000235255 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000235255 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000235255 [Member] | Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[11]
C000235255 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000235255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000235255 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[11]
C000235255 [Member] | All other Convertible Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[11]
C000086672 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000086672 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[12]
C000086672 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000086672 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000086672 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000086672 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000086672 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000086672 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000086672 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000086672 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000086672 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000086672 [Member] | Banks Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000086673 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000086673 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000086673 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000086673 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000086673 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000086673 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[13]
C000086673 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
C000086673 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
C000086673 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[13]
C000086673 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000086673 [Member] | Banks Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000086673 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[13]
C000086675 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000086675 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000086675 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000086675 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000086675 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000086675 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000086675 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[14]
C000086675 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[14]
C000086675 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000086675 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000086675 [Member] | Banks Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000086675 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[14]
C000165874 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[15]
C000165874 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000165874 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000165874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000165874 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[15]
C000165874 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000165874 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[15]
C000165874 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[15]
C000165874 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[15]
C000165874 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000165874 [Member] | Banks Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000165874 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%	[15]
C000103876 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
C000103876 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[16]
C000103876 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[16]
C000103876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000103876 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000103876 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000103876 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000103876 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[16]
C000103877 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
C000103877 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[17]
C000103877 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[17]
C000103877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000103877 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[17]
C000103877 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[17]
C000103877 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000103877 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000103878 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[18]
C000103878 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[18]
C000103878 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[18]
C000103878 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000103878 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[18]
C000103878 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[18]
C000103878 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000103878 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18]
C000177646 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19]
C000177646 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	86.00%	[19]
C000177646 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%	[19]
C000177646 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[19]
C000177646 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[19]
C000177646 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[19]
C000177646 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000177646 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[19]
C000118783 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[20]
C000118783 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[20]
C000118783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[20]
C000118783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[20]
C000118783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[20]
C000118783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000118783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[20]
C000118783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[20]
C000118783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[20]
C000118784 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21]
C000118784 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000118784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[21]
C000118784 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[21]
C000118784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[21]
C000118784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000118784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[21]
C000118784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[21]
C000118784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[21]
C000118780 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[22]
C000118780 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[22]
C000118780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[22]
C000118780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[22]
C000118780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[22]
C000118780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[22]
C000118780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[22]
C000118780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[22]
C000118780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[22]

[1]	Percentage of total investments as of March 31, 2025.
[2]	Percentage of total investments as of March 31, 2025.
[3]	Percentage of total investments as of March 31, 2025.
[4]	Percentage of total investments as of March 31, 2025.
[5]	Percentage of total investments as of March 31, 2025.
[6]	Percentage of total investments as of March 31, 2025.
[7]	Percentage of total investments as of March 31, 2025.
[8]	Percentage of total investments as of March 31, 2025.
[9]	Percentage of total investments as of March 31, 2025.
[10]	Percentage of total investments as of March 31, 2025.
[11]	Percentage of total investments as of March 31, 2025.
[12]	Percentage of total investments as of March 31, 2025.
[13]	Percentage of total investments as of March 31, 2025.
[14]	Percentage of total investments as of March 31, 2025.
[15]	Percentage of total investments as of March 31, 2025.
[16]	Percentage of total investments as of March 31, 2025.
[17]	Percentage of total investments as of March 31, 2025.
[18]	Percentage of total investments as of March 31, 2025.
[19]	Percentage of total investments as of March 31, 2025.
[20]	Percentage of total investments as of March 31, 2025.
[21]	Percentage of total investments as of March 31, 2025.
[22]	Percentage of total investments as of March 31, 2025.